Financial Instruments	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Financial Instruments
6 - Financial Instruments
Loans and Other Receivables
Loans and other receivables carried at amortized cost, included in other non-current assets on the Condensed Consolidated Balance Sheets, is as follows:

	As of
(in millions)	September 30, 2025	March 31, 2025
Loans and other receivables carried at amortized cost
Loans receivable	$27	$27
Other receivables	9	11
Allowance for current expected credit losses	(3)	(20)
Loans and other receivables carried at amortized cost, net	$33	$18
The allowance for current expected credit losses reflects the Company’s best estimate of expected credit losses of the receivables portfolio determined on the basis of historical experience, current information, and forecasts of future economic conditions.
Loans receivable
As of September 30, 2025 and March 31, 2025, the Company had a loan receivable of $16.9 million and $16.6 million, respectively, from Arduino SA (“Arduino”), a related party. During the three and six months ended September 30, 2025, the Company recognized a reversal for the current expected credit loss reserve with respect to its loan receivable from Arduino by $16.8 million based on updated information and risk profile as of September 30, 2025 in selling, general, and administrative operating expenses in the Condensed Consolidated Income Statements.
As of September 30, 2025 and March 31, 2025, the Company had a four-year loan of $3.2 million issued to Cerfe Labs, Inc, a related party, that was fully reserved for under current expected credit loss reserve for the periods presented.
The remaining balance of loans receivables as of September 30, 2025 and March 31, 2025 comprised two five-year loans totaling $7.4 million and $7.1 million, respectively, issued to Allia Limited.
Other receivables
As of September 30, 2025 and March 31, 2025, balances included in other receivables pertain to lease deposits and other receivables.
Convertible Loans Receivable
In December 2021, the Company acquired a $29.0 million principal balance convertible loan in Ampere, which is included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets. The Company elected the fair value option to measure this convertible loan receivable for which changes in fair value are recorded in other non-operating income (loss), net in the Condensed Consolidated Income Statements. For the three months ended September 30, 2025 and 2024, the Company did not recognize any gains on this convertible loan receivable. For the six months ended September
30, 2025 and 2024, the Company recognized gains on this convertible loan receivable of $0.4 million and $1.0 million, respectively.